UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file
number	811-21989

Nicholas-Applegate Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York,		New York 10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including
area code:	212-739-3371

Date of fiscal year
end:	January 31, 2009

Date of reporting
period:	July 31, 2008

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

NFJ Dividend, Interest & Premium Strategy Fund Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report July 31, 2008

NFJ Dividend, Interest & Premium Strategy Fund Nicholas-Applegate Equity & Convertible Income Fund	Letter to Shareholders

September 19, 2008

Dear Shareholder:

We are pleased to provide you with the semiannual report for the NFJ Dividend, Interest & Premium Strategy Fund and the Nicholas-Applegate Equity & Convertible Income Fund (collectively the “Funds”) for the fiscal six-month period ended July 31, 2008.

U.S. stocks declined through the period on highly volatile performance. Continued weakness in housing and mortgage bond markets along with weak economic growth and slack employment conditions applied downward pressure on broad equity market indexes. Small-and mid-cap stocks outperformed large-caps for the period and growth stocks beat value stocks. Large-cap value stocks, as represented by the Russell 1000 Value Index, returned (10.29)% for the six-month reporting period while large-cap growth stocks, as measured by the Russell 1000 Growth Index, returned (3.24)%.

The Federal Reserve Board (the “Fed”) reduced short-term interest rates two times during the period, moving the Federal Funds target from 3.00% at the beginning of the reporting period to 2.00% at the period’s end. The Fed declined to change rates at its June meeting, citing inflationary pressures. Bonds advanced during the period in most categories, as stocks weakened.

Please refer to the following pages for specific information on the Funds. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 331-1710. You may also find a wide range of information and resources on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and NFJ Investment Group L.P., Nicholas-Applegate Capital Management LLC and Oppenheimer Capital LLC, the Funds’ sub-advisers, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

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NFJ Dividend, Interest & Premium Strategy Fund July 31, 2008 (unaudited)	Fund Insights/Performance & Statistics

•	For the six-month period ended July 31, 2008, the NFJ Dividend, Interest & Premium Strategy Fund returned (4.51)% on net asset value (NAV) and (10.35)% based on market price.
•

U.S. stocks declined during six months ended July 31, 2008. Concerns over record oil prices, the U.S. credit crisis, slowing growth and rising inflation all contributed to a cautious mood that weighed most on financials and consumer discretionary stocks. Energy stocks advanced along with soaring oil prices.

•

Stock selection decisions and an overweighting in the energy sector contributed positively to Fund’s performance. Record oil prices boosted the earnings outlook for oilfield production service companies, including those of Fund holdings Halliburton and Diamond Offshore. Halliburton share prices rose as the services and equipment company increased its presence in the Middle East, Asia and Latin America. Diamond Offshore stock advanced on higher demand for deepwater drilling equipment and services that served to push up rates for Diamond and its competitors.

•	A significant underweighting in the financials sector proved beneficial to performance as the fallout from mounting losses at large banks and insurers was avoided.
•

Stock selections in the consumer discretionary sector weighed on performance. Holdings in advertising-dependent companies detracted as a softening economy and competition from online competitors sapped demand. Gannett, the nation’s largest newspaper publisher, reported declines in print advertising and announced plans to write down assets by as much as $3 billion. A decline in automobile advertising hurt CBS stock as did the network’s announced decision to buy the growing and profitable Internet company CNET.

•

Investment-grade convertible bonds underperformed their non investment-grade counterparts during the six-month period. Investors also exhibited a preference for mid- and smaller-capitalized convertibles. Finally, total return convertibles underperformed yield-oriented or busted convertibles.

•	New convertible issuance rebounded during the period. Financials continued to dominate new issuance. Year-to-date, $51.6 billion has been raised in the convertible market.

Total Return(1):	Market Price	Net Asset Value (“NAV”)
Six Months	(10.35)%	(4.51)%
1 year	(7.80)%	(5.36)%
3 years	3.08%	6.03%
Commencement of Operations (2/28/05) to 7/31/08	1.97%	5.86%

Market Price/NAV Performance:

Commencement of Operations (2/28/05) to 7/31/08

Market Price/NAV:
Market Price	$19.89
NAV	$21.75
Discount to NAV	(8.55)%
Market Price Yield(2)	10.56%

Investment Allocation (as a percentage of total investments before call options written)

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all of the Fund’s income dividends and capital gain distributions have been reinvested . Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period more than one year represents the average annual total return.

The Fund’s performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods’ returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is typically a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current quarterly per share distribution to common shareholders by the market price per common share at July 31, 2008.

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Nicholas-Applegate Equity & Convertible Income Fund July 31, 2008 (unaudited)	Fund Insights/Performance & Statistics

•	For the six-month period ended July 31, 2008, Nicholas-Applegate Equity & Convertible Income Fund returned (4.38)% on net asset value (NAV) and (9.11)% on market price.
•

The broad equity and convertible markets traded lower during the period as there were no significant catalysts to drive the markets higher. Slowing corporate profits, widening credit spreads, recession fears, high oil prices, and continued bank write-offs were responsible for the equity market pull-back.

•

Industry performance was mixed and driven by broad market themes. Financial issuer underperformance was the most severe of any industry in the broad markets. The consumer sector was also negatively affected. The best performing industries during the six month period were energy, telecommunications, and materials. These sectors performed well because of both favorable operating performance as well as an expected flight to quality.

•

Select companies hurt the equity holdings during the period. Within healthcare, an HMO company came under extreme pressure as fears that medical cost inflation would be much greater than anticipated. In addition, a semiconductor maker was hurt on fears that a slowdown in global handset sales would reduce future revenues.

•

Select companies helped offset some of the market weakness. A telecommunications company settled an ongoing royalty dispute driving shares higher. In addition, a surgical robotic company reported better than expected unit sales and firm pricing. Lastly, a biotech company had better drug sales and raised its sales expectations for the year.

•

The average Chicago Board of Exchange (CBOE) Volatility Index (VIX) value for the period was 23.1. The market’s volatility hit highs in March, and then re-spiked in July. The CBOE Volatility Index is a key measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices. Since its introduction in 1993, the Index has been considered by many to be the world’s premier barometer of investor sentiment and market volatility.

•

Investment-grade convertible bonds underperformed their non investment-grade counterparts during the period. Investors also exhibited a preference for mid- and smaller-capitalized convertibles. Finally, total return convertibles underperformed yield-oriented or busted convertibles.

•	New convertible issuance rebounded in the period. Financials continued to dominate new issuance. Year-to-date, $51.6 billion has been raised in the convertible market.

Total Return(1):	Market Price	Net Asset Value (“NAV”)
Six Months	(9.11)%	(4.38)%
1 year	(10.54)%	(4.10)%
Commencement of Operations (2/27/07) to 7/31/08	(10.25)%	0.24%

Market Price/NAV Performance:

Commencement of Operations (2/27/07) to 7/31/08

Market Price/NAV:
Market Price	$18.94
NAV	$21.32
Discount to NAV	(11.16)%
Market Price Yield(2)	11.88%

Investment Allocation (as a percentage of total investments before call options written)

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of the specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

The Fund’s performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods’ returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current quarterly per share distribution to shareholders by the market price per common share at July 31, 2008.

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NFJ Dividend, Interest & Premium Strategy Fund July 31, 2008 (unaudited)	Schedule of Investments

Shares (000)		Value
COMMON STOCK—70.8%
	Chemicals—3.1%
1,900	Dow Chemical Co. (a)	$63,289,000
	Commercial Banks—3.1%
800	Bank of America Corp. (a)	26,320,000
528	KeyCorp (a)	5,571,455
1,000	Regions Financial Corp. (a)	9,480,000
775	Wells Fargo & Co.	23,444,115
		64,815,570
	Commercial Services & Supplies—1.9%
400	R.R. Donnelley & Sons Co. (a)	10,680,000
800	Waste Management, Inc.	28,432,000
		39,112,000
	Computers & Peripherals—1.7%
2,300	Seagate Technology, Inc. (a)	34,431,000
	Diversified Financial Services—1.2%
600	JP Morgan Chase & Co. (a)	24,378,000
	Diversified Telecommunication Services—6.3%
700	AT&T, Inc. (a)	21,567,000
700	Verizon Communications, Inc. (a)	23,828,000
7,000	Windstream Corp. (a)	83,440,000
		128,835,000
	Energy Equipment & Services—2.5%
250	Diamond Offshore Drilling, Inc.	29,825,000
450	Halliburton Co.	20,169,000
		49,994,000
	Food Products—1.4%
900	Kraft Foods, Inc.—Class A	28,638,000
	Household Durables—2.9%
500	Black & Decker Corp. (a)	30,010,000
400	Whirlpool Corp.	30,280,000
		60,290,000
	Household Products—1.4%
500	Kimberly-Clark Corp.	28,915,000
	Industrial Conglomerates—1.4%
427	3M Co.	30,084,686
	Insurance—5.6%
700	Allstate Corp. (a)	32,354,000
500	Hartford Financial Services Group, Inc.	31,695,000
550	Lincoln National Corp. (a)	26,235,000
550	Travelers Cos., Inc.	24,266,000
		114,550,000
	Leisure Equipment & Products—1.8%
1,800	Mattel, Inc. (a)	36,090,000

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NFJ Dividend, Interest & Premium Strategy Fund July 31, 2008 (unaudited)	Schedule of Investments

Shares (000)		Value
	Machinery—1.3%
400	Caterpillar, Inc. (a)	$27,808,000
	Media—2.1%
1,500	CBS Corp.—Class B	24,540,000
1,000	Gannett Co. (a)	18,120,000
		42,660,000
	Metals & Mining—2.0%
1,200	Alcoa, Inc.	40,500,000
	Multi-Utilities—1.4%
683	Ameren Corp. (a)	28,048,034
	Office Electronics—1.4%
2,127	Xerox Corp.	29,005,460
	Oil, Gas & Consumable Fuels—9.1%
300	Chevron Corp. (a)	25,368,000
300	ConocoPhillips	24,486,000
700	Marathon Oil Corp. (a)	34,629,000
375	Occidental Petroleum Corp.	29,592,782
500	Royal Dutch Shell PLC, ADR	35,395,000
500	Total SA, ADR	38,250,000
		187,720,782
	Pharmaceuticals—7.7%
1,180	GlaxoSmithKline PLC, ADR (a)	54,945,456
4,000	Pfizer, Inc. (a)	74,680,000
700	Wyeth (a)	28,364,000
		157,989,456
	Real Estate (REIT)—2.8%
1,963	Annaly Capital Management, Inc.	29,586,931
2,200	Host Hotels & Resorts, Inc.	28,842,000
		58,428,931
	Semi-conductors & Semi-conductor Equipment—1.8%
1,700	Intel Corp. (a)	37,723,000
	Specialty Retail—2.9%
2,500	Home Depot, Inc. (a)	59,575,000
	Textiles, Apparel & Luxury Goods—0.9%
250	VF Corp.	17,895,000
	Tobacco—3.1%
1,500	Altria Group, Inc. (a)	30,525,000
600	Reynolds American, Inc. (a)	33,498,000
		64,023,000
	Total Common Stock (cost-$1,719,188,411)	1,454,798,919

NFJ Dividend, Interest & Premium Strategy Fund
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NFJ Dividend, Interest & Premium Strategy Fund July 31, 2008 (unaudited)	Schedule of Investments

Shares (000)		Credit Rating (Moody’s/S&P)	Value
CONVERTIBLE PREFERRED STOCK—16.7%
	Agriculture—0.8%
	Bunge Ltd.,
96	4.875%, 12/31/49	Ba1/BB	$11,851,050
4	5.125%, 12/1/10	NR/BB	3,660,000
			15,511,050
	Banking—2.3%
	Bank of America Corp.,
14	7.25%, 12/31/49, Ser. L	A1/A+	12,871,950
180	10.00%, 5/11/09, Ser. JNJ (Johnson & Johnson) (f)	Aa2/AA	12,158,640
	Wachovia Corp.,
386	13.15%, 3/30/09, Ser. GE (General Electric Co.) (f)	A1/AA-	10,961,322
258	14.10%, 4/1/09, Ser. JPM (JP Morgan Chase & Co.) (f)	A1/AA-	10,255,791
			46,247,703
	Commercial Services—0.2%
161	United Rentals, Inc., 6.50%, 8/1/28	B3/B-	4,895,235
	Diversified Financial Services—5.2%
36	Citigroup Funding, Inc., 4.583%, 9/27/08, Ser. GNW
	(Genworth Financial, Inc.) (d) (f)	Aa3/AA-	595,391
248	Citigroup, Inc., 6.50%, 12/31/49, Ser. T	A2/A	10,951,612
	Credit Suisse Group,
505	11.00%, 3/16/09, Ser. MSFT (Microsoft Corp.) (f)	Aa1/AA-	12,671,670
179	11.00%, 4/25/09, Ser. KO (Coca-Cola Corp.) (f)	Aa1/AA	10,313,008
	Eksportfinans A/S,
297	10.00%, 3/12/09, Ser. HPQ (Hewlett Packard Co.) (f)	Aaa/AA+	12,338,688
866	13.00%, 11/1/08, Ser. TWX (Time Warner, Inc.) (f)	Aaa/A+	11,670,408
597	Goldman Sachs Group, Inc., 9.75%, 12/19/08, Ser. CSCO
	(Cisco Systems, Inc.) (f)	Aa3/NR	13,441,062
	Lehman Brothers Holdings, Inc.,
630	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.) (f)	A2/A+	15,263,444
178	8.50%, 8/25/08, Ser. UTX (United Technologies Corp.) (f)	A2/A+	10,798,080
98	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.) (f)	A2/A+	9,627,358
			107,670,721
	Electric—1.9%
244	AES Trust III, 6.75%, 10/15/29	B3/B-	11,619,160
230	Entergy Corp., 7.625%, 2/17/09	NR/BBB	14,375,000
41	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	12,731,828
			38,725,988
	Hand/Machine Tools—0.6%
16	Stanley Works, 5.125%, 5/17/12 (d)	A2/A	12,367,413
	Insurance—0.8%
402	Metlife, Inc., 6.375%, 2/15/09	NR/BBB+	10,128,655
213	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09, Ser. A	NR/BB+	6,787,718
			16,916,373
	Investment Companies—0.5%
	Vale Capital Ltd.,
21	5.50%, 6/15/10, Ser. RIO-P (Companhia Vale ADS) (f)	NR/NR	1,235,156

NFJ Dividend, Interest & Premium Strategy Fund
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NFJ Dividend, Interest & Premium Strategy Fund July 31, 2008 (unaudited)	Schedule of Investments

Shares (000)		Credit Rating (Moody’s/S&P)	Value
175	5.50%, 6/15/10, Ser. RIO (Companhia Vale do Rio Doce) (f)	NR/NR	$9,625,000
			10,860,156
	Metals & Mining—0.6%
89	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/BB	12,427,884
	Oil & Gas—0.6%
85	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	12,084,137
	Pharmaceuticals—0.7%
72	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	14,206,950
	Real Estate (REIT)—0.6%
602	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2/B-	11,252,832
	Sovereign—1.3%
	Svensk Exportkredit AB,
362	10.00%, 10/20/08, Ser. TEVA
	(Teva Pharmaceutical Industries Ltd.) (f)	Aa1/AA+	15,116,122
162	12.50%, 12/12/08, Ser. XOM (Exxon Mobil Corp.) (f)	Aa1/AA+	12,366,760
			27,482,882
	Telecommunications—0.6%
239	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	13,258,673

	Total Convertible Preferred Stock (cost-$373,022,380)		343,907,997

CONVERTIBLE BONDS & NOTES—6.9%
Principal Amount (000)
	Auto Manufacturers—0.4%
$11,760	Ford Motor Co., 4.25%, 12/15/36	Caa1/CCC	8,232,000
	Commercial Services—0.7%
	Quanta Services, Inc.,
3,000	3.75%, 4/30/26 (b)(c)	NR/BB	4,492,500
6,930	3.75%, 4/30/26	NR/BB	10,377,675
			14,870,175
	Computers—0.6%
11,485	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	11,800,837
	Electrical Components & Equipment—0.4%
750	General Cable Corp., 0.875%, 11/15/13	B1/B+	975,938
10,000	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	8,150,000
			9,125,938
	Entertainment—0.5%
11,270	Regal Entertainment Group, 6.25%, 3/15/11 (b) (c)	NR/NR	10,861,463
	Hotel/Gaming—0.1%
1,390	Mandalay Resort Group, 3.551%, 3/21/33 (d) (g)	Ba2/BB	1,966,850
	Internet—0.4%
7,180	Amazon.com, Inc., 4.75%, 2/1/09	Ba2/BB+	7,817,225
	Real Estate (REIT)—0.9%
5,045	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BBB	4,300,862

NFJ Dividend, Interest & Premium Strategy Fund
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NFJ Dividend, Interest & Premium Strategy Fund July 31, 2008 (unaudited)	Schedule of Investments

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
$9,500	Digital Realty Trust L.P., 4.125%, 8/15/26 (b)(c)	NR/NR	$13,218,490
			17,519,352
	Retail—0.6%
12,800	Sonic Automotive, Inc., 5.25%, 5/7/09	B2/B	12,480,000
	Semi-conductor—0.4%
6,000	Cypress Semiconductor Corp., 1.00%, 9/15/09	NR/NR	7,500,000
	Software—0.2%
5,000	Lawson Software, Inc., 2.50%, 4/15/12 (b)(c)	NR/NR	4,850,000
	Telecommunications—1.7%
15,800	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	14,773,000
14,000	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BB	13,632,500
11,495	Nortel Networks Corp., 2.125%, 4/15/14	B3/B-	7,486,119
			35,891,619
	Total Convertible Bonds & Notes (cost-$145,169,524)		142,915,459

U.S. GOVERNMENT SECURITIES—0.3%
225	Federal National Mortgage Association, 8.75%, 5/13/11
	(cost-$6,657,012)	5,539,500

SHORT-TERM INVESTMENTS—5.6%
	Time Deposits—5.6%
8,219	Bank of America—London, 1.53%, 8/1/08	8,218,959
102,233	Citibank—London, 1.53%, 8/1/08	102,233,051
4,801	JP Morgan Chase—London, 1.53%, 8/1/08	4,801,039
	(cost-$115,253,049)	115,253,049

	Total Investments, before call options written
	(cost-$2,359,290,376)—100.3%	2,062,414,924

CALL OPTIONS WRITTEN (e) —(0.8)%
Contracts
	American Stock Exchange Morgan Stanley Cyclical Flex Index,
400	strike price $865, expires 9/12/08	(1,289,200)
400	strike price $885, expires 8/29/08	(700,400)
350	strike price $910, expires 8/22/08	(241,150)
	American Stock Exchange Morgan Stanley Cyclical Index,
200	strike price $890, expires 9/20/08	(456,000)
600	strike price $900, expires 9/20/08	(1,125,000)
400	strike price $910, expires 9/20/08	(612,000)
350	strike price $920, expires 8/16/08	(85,750)
220	strike price $990, expires 8/15/08	—
130	strike price $1010, expires 8/15/08	—
	American Stock Exchange Oil Flex Index,
200	strike price $1680, expires 8/8/08	—
250	strike price $1695, expires 8/1/08	—

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NFJ Dividend, Interest & Premium Strategy Fund July 31, 2008 (unaudited)	Schedule of Investments

Contracts		Value
	American Stock Exchange Oil Index,
200	strike price $1620, expires 8/16/08	$(12,000)
200	strike price $1640, expires 8/16/08	(9,000)
200	strike price $1650, expires 8/16/08	(8,000)
200	strike price $1670, expires 8/16/08	(7,000)
200	strike price $1680, expires 8/16/08	(6,000)
	American Stock Exchange Pharmaceutical Index,
1,000	strike price $290, expires 8/16/08	(1,390,000)
	Nasdaq 100 Stock Flex Index,
150	strike price $1940, expires 9/12/08	(351,600)
	Nasdaq 100 Stock Index,
75	strike price $2025, expires 8/16/08	(4,500)
75	strike price $2050, expires 8/16/08	(2,438)
150	strike price $2100, expires 8/16/08	(3,375)
	Pharmaceutical HOLDRS,
5,000	strike price $102.30, expires 10/3/08	(925,000)
5,000	strike price $103.60, expires 9/5/08	(574,980)
	Philadelphia Stock Exchange KBW Bank Flex Index,
4,000	strike price $78, expires 8/1/08	—
	Philadelphia Stock Exchange KBW Bank Index,
7,500	strike price $75, expires 9/20/08	(1,631,250)
8,000	strike price $77.50, expires 9/20/08	(1,320,000)
4,500	strike price $80, expires 9/20/08	(551,250)
	Standard & Poors 500 Flex Index,
250	strike price $1280, expires 9/12/08	(721,000)
250	strike price $1305, expires 8/29/08	(305,000)
250	strike price $1325, expires 8/29/08	(164,750)
250	strike price $1400, expires 8/8/08	—
250	strike price $1415, expires 8/1/08	—
	Standard & Poors 500 Index,
250	strike price $1295, expires 9/20/08	(657,500)
250	strike price $1300, expires 9/20/08	(615,000)
250	strike price $1305, expires 9/20/08	(552,500)
250	strike price $1315, expires 9/20/08	(457,500)
250	strike price $1340, expires 8/16/08	(28,125)
250	strike price $1370, expires 8/16/08	(9,375)
250	strike price $1375, expires 8/16/08	(6,250)
200	strike price $1390, expires 8/16/08	(4,500)
250	strike price $1400, expires 8/16/08	(3,750)
	Telecommunication Basket Index,
5,000	strike price $105.60, expires 10/3/08	(1,356,960)
5,000	strike price $108.30, expires 9/5/08	(920,550)
	Total Call Options Written (premiums received-$22,309,900)	(17,108,653)
	Total Investments, net of call options written
	(cost-$2,336,980,476)—99.5%	2,045,306,271
	Other assets less liabilities—0.5%	10,335,535
	Net Assets—100.0%	$2,055,641,806

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.08 | Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report 9

Nicholas-Applegate Equity & Convertible Income Fund July 31, 2008 (unaudited)	Schedule of Investments

Shares (000)		Value
COMMON STOCK—60.1%
	Aerospace/Defense—1.5%
74	L-3 Communications Holdings, Inc.	$7,332,667
	Automotive—1.4%
226	Johnson Controls, Inc.	6,813,144
	Beverages—4.7%
148	Coca-Cola Co.	7,647,750
127	Molson Coors Brewing Co.—Cl. B (a)	6,870,381
114	PepsiCo, Inc.	7,587,840
		22,105,971
	Coal—1.4%
96	Peabody Energy Corp. (a)	6,528,225
	Commercial Services—1.7%
140	McKesson Corp.	7,838,600
	Computers—4.6%
379	EMC Corp. (e)	5,682,786
69	International Business Machines Corp. (a)	8,549,064
61	Research In Motion Ltd. (a) (e)	7,467,456
		21,699,306
	Cosmetics/Personal Care—1.7%
121	Procter & Gamble Co.	7,949,272
	Electric—1.6%
92	Constellation Energy Group, Inc.	7,650,720
	Electric Equipment & Instruments—1.7%
69	Diamond Offshore Drilling, Inc. (a)	8,219,770
	Electronics—1.5%
149	Amphenol Corp.—Cl. A	7,102,830
	Healthcare Products—3.4%
113	Baxter International, Inc. (a)	7,773,513
27	Intuitive Surgical, Inc. (a) (e)	8,395,491
		16,169,004
	Internet—1.4%
14	Google, Inc.—Cl. A (a) (e)	6,632,500
	Machinery—3.2%
137	AGCO Corp. (e)	8,205,435
101	Deere & Co.	7,079,144
		15,284,579
	Machinery-Construction & Mining—1.6%
108	Joy Global, Inc. (a)	7,785,316
	Metals & Mining—1.4%
70	Freeport-McMoRan Copper & Gold, Inc. (a)	6,772,500
	Miscellaneous Manufacturing—1.3%
142	Textron, Inc.	6,190,128

NFJ Dividend, Interest & Premium Strategy Fund
10 Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.08 |

Nicholas-Applegate Equity & Convertible Income Fund July 31, 2008 (unaudited)	Schedule of Investments

Shares (000)		Value
	Oil & Gas—4.8%
96	National Oilwell Varco, Inc. (a) (e)	$7,532,754
90	Occidental Petroleum Corp.	7,078,934
81	Schlumberger Ltd. (a)	8,270,240
		22,881,928
	Pharmaceuticals—5.6%
162	Abbott Laboratories (a)	9,127,080
164	Gilead Sciences, Inc. (a) (e)	8,852,720
172	Medco Health Solutions, Inc. (e)	8,547,592
		26,527,392
	Retail—3.3%
160	McDonald’s Corp. (a)	9,566,400
139	Target Corp.	6,268,878
		15,835,278
	Semi-conductor Equipment—3.1%
354	Intel Corp.	7,866,355
289	Texas Instruments, Inc.	7,040,944
		14,907,299
	Software—3.1%
260	Microsoft Corp.	6,700,060
367	Oracle Corp. (a) (e)	7,907,969
		14,608,029
	Telecommunications—6.1%
314	Cisco Systems, Inc. (a) (e)	6,898,263
156	Harris Corp.	7,487,325
142	Qualcomm, Inc. (a)	7,847,212
202	Verizon Communications, Inc.	6,876,080
		29,108,880

	Total Common Stock (cost-$326,204,509)	285,943,338

CONVERTIBLE PREFERRED STOCK—25.7%
		Credit Rating (Moody’s/S&P)
	Agriculture—1.0%
39	Bunge Ltd., 4.875%, 12/31/49	Ba1/BB	4,772,400
	Banking—3.4%
	Bank of America Corp.,
4	7.25%, 12/31/49 Ser. L	A1/A+	3,940,869
68	10.00%, 5/11/09, Ser. JNJ (Johnson & Johnson) (f)	Aa2/AA	4,563,543
	Wachovia Corp.,
134	13.15%, 3/30/09, Ser. GE (General Electric Co.) (f)	A1/AA-	3,800,245
103	14.10%, 4/1/09, Ser. JPM (JP Morgan Chase & Co.) (f)	A1/AA-	4,110,906
			16,415,563
	Commercial Services—0.7%
102	United Rentals, Inc., 6.50%, 8/1/28	B3/B-	3,111,919

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.08 | Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report 11

Nicholas-Applegate Equity & Convertible Income Fund July 31, 2008 (unaudited)	Schedule of Investments

Shares (000)		Credit Rating (Moody’s/S&P)	Value
	Diversified Financial Services—9.1%
61	Citigroup Funding, Inc., 4.583%, 9/27/08, Ser. GNW
	(Genworth Financial, Inc.) (d) (f)	Aa3/AA-	$1,003,023
94	Citigroup, Inc., 6.50%, 12/31/49, Ser. T	A2/A	4,167,408
	Credit Suisse Group,
174	11.00%, 3/16/09, Ser. MSFT (Microsoft Corp.) (f)	Aa1/AA-	4,368,810
72	11.00%, 4/25/09, Ser. KO (Coca-Cola Corp.) (f)	Aa1/AA-	4,148,206
	Eksportfinans AS,
102	10.00%, 3/12/09, Ser. HPQ (Hewlett Packard Co.) (f)	Aaa/AA+	4,235,399
28	10.00%, 6/13/09, Ser. AAPL (Apple, Inc.) (f)	Aaa/AA+	4,511,143
288	13.00%, 11/1/08, Ser. TWX (Time Warner, Inc.) (f)	Aaa/A+	3,873,298
199	Goldman Sachs Group, Inc., 9.75%, 12/19/08, Ser. CSCO
	(Cisco Systems, Inc.) (f)	Aa3/NR	4,482,606
	Lehman Brothers Holdings, Inc., (h)
209	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.) (f)	A2/A+	5,068,035
68	8.50%, 8/25/08, Ser. UTX (United Technologies Corp.) (f)	A2/A+	4,104,000
33	28.00%, 3/6/09, Ser. RIG (Transocean, Inc. ) (f)	A2/A+	3,291,236
			43,253,164
	Electric—3.1%
102	AES Trust III, 6.75%, 10/15/29	B3/B-	4,876,620
82	Entergy Corp., 7.625%, 2/17/09	NR/BBB	5,134,375
15	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	4,691,249
			14,702,244
	Hand/Machine Tools—0.9%
5	Stanley Works, 5.125%, 5/17/12 (d)	A2/A	4,109,300
	Insurance—2.1%
181	Metlife, Inc., 6.375%, 2/15/09	NR/BBB+	4,555,062
165	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09, Ser. A	NR/BB+	5,258,663
			9,813,725
	Investment Companies—0.8%
62	Vale Capital Ltd., 5.50%, 6/15/10,
	Ser. RIO (Companhia Vale do Rio Doce) (f)	NR/NR	3,589,219
	Oil & Gas—0.8%
27	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	3,890,537
	Real Estate (REIT)—0.8%
207	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2/B-	3,925,744
	Sovereign—1.9%
	Svensk Exportkredit AB,
120	10.00%, 10/20/08, Ser. TEVA
	(Teva Pharmaceutical Industries Ltd.) (f)	Aa1/AA+	5,007,346
55	12.50%, 12/12/08, Ser. XOM (Exxon Mobil Corp.) (f)	Aa1/AA+	4,142,560
			9,149,906
	Telecommunications—1.1%
98	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	5,458,425

	Total Convertible Preferred Stock (cost-$142,560,934)		122,192,146

NFJ Dividend, Interest & Premium Strategy Fund
12 Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.08 |

Nicholas-Applegate Equity & Convertible Income Fund July 31, 2008 (unaudited)	Schedule of Investments

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
CONVERTIBLE BONDS & NOTES—8.2%
	Auto Manufacturers—0.7%
$4,575	Ford Motor Co., 4.25%, 12/15/36	Caa1/CCC	$3,202,500
	Commercial Services—1.0%
4,800	Bowne & Co., Inc., 5.00%, 10/1/33	B1/B	4,812,000
	Computers—1.1%
4,925	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	5,060,437
	Entertainment—0.9%
4,300	Regal Entertainment Group, 6.25%, 3/15/11 (b) (c)	NR/NR	4,144,125
	Internet—0.8%
3,733	Amazon.com, Inc., 4.75%, 2/1/09	Ba2/BB+	4,064,304
	Oil & Gas—0.9%
2,825	Devon Energy Corp., 4.95%, 8/15/08	Baa1/BBB+	4,477,625
	Real Estate (REIT)—1.1%
5,950	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BBB	5,072,375
	Telecommunications—1.7%
5,910	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	5,525,850
3,730	Nortel Networks Corp., 2.125%, 4/15/14	B3/B-	2,429,163
			7,955,013

	Total Convertible Bonds & Notes (cost- $41,912,118)		38,788,379

CORPORATE BONDS & NOTES—2.7%
	Computers—0.4%
2,300	Unisys Corp., 8.00%, 10/15/12	B2/B+	1,972,250
	Diversified Financial Services—0.1%
500	GMAC LLC, 6.75%, 12/1/14	B3/B-	286,720
	Miscellaneous Manufacturing—0.2%
1,000	Polypore, Inc., 8.75%, 5/15/12	B3/B-	1,007,500
	Oil & Gas—0.8%
4,340	Dynegy Holdings, Inc., 7.75%, 6/1/19	B2/B	4,014,500
	Paper Products—0.2%
1,000	Neenah Paper, Inc., 7.375%, 11/15/14	B2/B+	855,000
	Telecommunications—1.0%
4,600	Millicom International Cellular S.A., 10.00%, 12/1/13, GDR	B1/BB	4,864,500

	Total Corporate Bonds & Notes (cost-$13,103,668)		13,000,470

U.S. GOVERNMENT SECURITIES—0.4%
2,000	United States Treasury Notes, 12.00%, 8/15/13 (cost-$2,125,625)	2,005,626

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.08 | Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report 13

Nicholas-Applegate Equity & Convertible Income Fund July 31, 2008 (unaudited)	Schedule of Investments

Principal Amount (000)		Value
SHORT-TERM INVESTMENTS—7.4%
	Time Deposits—7.4%
$29,283	HSBC Bank PLC-London, 1.53%, 8/1/08	$29,283,155
5,888	JP Morgan Chase-London, 1.53%, 8/1/08	5,887,613
	(cost-$35,170,768)	35,170,768

	Total Investments, before call options written
	(cost-$561,077,622)—104.5%	497,100,727

CALL OPTIONS WRITTEN (e)—(0.1)%
Contracts
1,140	Abbott Laboratories, strike price $60, expires 8/16/08	(17,100)
965	AGCO Corp., strike price $70, expires 9/20/08	(159,225)
1,045	Amphenol Corp., strike price $50, expires 9/20/08	(146,300)
795	Baxter International, Inc., strike price $70, expires 8/16/08	(63,600)
2,200	Cisco Systems, Inc., strike price $27, expires 8/16/08	(3,300)
485	Diamond Offshore Drilling, Inc., strike price $140, expires 8/16/08	(7,275)
490	Freeport-McMoRan Copper & Gold, Inc., strike price $125, expires 8/16/08	(12,250)
1,150	Gilead Sciences, Inc., strike price $57.50, expires 8/16/08	(34,500)
99	Google, Inc., strike price $610, expires 8/16/08	(990)
470	International Business Machines Corp., strike price $130, expires 8/16/08	(54,050)
190	Intuitive Surgical, Inc., strike price $360, expires 8/16/08	(9,500)
755	Joy Global, Inc., strike price $75, expires 8/16/08	(132,125)
1,120	McDonald’s Corp., strike price $62.50, expires 8/16/08	(28,000)
890	Molson Coors Brewing Co., strike price $60, expires 8/16/08	(22,250)
675	National Oilwell Varco, Inc., strike price $90, expires 8/16/08	(33,750)
2,550	Oracle Corp., strike price $24, expires 8/16/08	(12,750)
680	Peabody Energy Corp., strike price $85, expires 8/16/08	(17,000)
990	Qualcomm, Inc., strike price $57.50, expires 8/16/08	(61,380)
425	Research in Motion Ltd., strike price $150, expires 8/16/08	(4,675)
570	Schlumberger Ltd., strike price $110, expires 8/16/08	(30,210)

	Total Call Options Written (premiums received-$2,361,672)	(850,230)

	Total Investments, net of call options written
	(cost-$558,715,950)—104.4%	496,250,497

	Other liabilities in excess of other assets—(4.4)%	(20,698,347)

	Net Assets—100.0%	$475,552,150

NFJ Dividend, Interest & Premium Strategy Fund
14 Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.08 |

NFJ Dividend, Interest & Premium Strategy Fund Nicholas-Applegate Equity & Convertible Income Fund July 31, 2008 (unaudited)	Schedule of Investments

Notes to Schedules of Investments:

(a)	All or partial amount segregated as collateral for call options written.
(b)	144A security—Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, typically to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Private Placement. Restricted as to resale and may not have a readily available market.

For NFJ Dividend, Interest & Premium Strategy Fund and Nicholas-Applegate Equity & Convertible Income Fund, securities with an aggregate market value of $33,422,453 and $4,144,125, representing 1.63% and 0.87% of net assets, respectively.

(d)	Variable rate security. Interest rate disclosed reflects the rate in effect on July 31, 2008.
(e)	Non-income producing.
(f)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.
(g)

Fair-valued security—Securities in NFJ Dividend, Interest & Premium Strategy Fund, with an aggregate value of $1,966,850, representing 0.10% of net assets, have been fair-valued using methods as described in Note 1(a) in the Notes to Financial Statements.

(h)	Issuer in default as of September 16, 2008.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NR—Not Rated

REIT—Real Estate Investment Trust

NFJ Dividend, Interest & Premium Strategy Fund
See accompanying Notes to Financial Statements | 7.31.08 | Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report 15

NFJ Dividend, Interest & Premium Strategy Fund Nicholas-Applegate Equity & Convertible Income Fund	Statements of Assets and Liabilities
July 31, 2008 (unaudited)

	NFJ Dividend,	Nicholas-Applegate
	Interest &	Equity &
	Premium Strategy	Convertible Income
	Fund	Fund
Assets:
Investments, at value (cost—$2,359,290,376 and $561,077,622, respectively)	$2,062,414,924	$497,100,727
Receivable for investments sold	7,176,463	358,891
Dividends and interest receivable	6,051,125	2,008,777
Prepaid expenses	46,054	13,399
Total Assets	2,075,688,566	499,481,794
Liabilities:
Call options written, at value (premiums received— $22,309,900 and $2,361,672, respectively)	17,108,653	850,230
Investment management fees payable	1,560,912	401,043
Payable for investments purchased	1,232,761	22,505,567
Accrued expenses	144,434	172,804
Total Liabilities	20,046,760	23,929,644
Net Assets	$2,055,641,806	$475,552,150
Composition of Net Assets
Common Stock:
Par value ($0.00001 per share applicable to 94,524,325 and 22,304,189 shares issued and outstanding, respectively)	$945	$223
Paid-in-capital in excess of par	2,253,871,358	531,413,558
Undistributed net investment income	44,399,880	7,897,513
Accumulated net realized gain (loss)	49,043,828	(1,293,691)
Net unrealized depreciation of investments and call options written	(291,674,205)	(62,465,453)
Net Assets	$2,055,641,806	$475,552,150
Net Asset Value Per Share	$21.75	$21.32

NFJ Dividend, Interest & Premium Strategy Fund
16 Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.08 | See accompanying Notes to Financial Statements

NFJ Dividend, Interest & Premium Strategy Fund Nicholas-Applegate Equity & Convertible Income Fund	Statements of Operations
Six months ended July 31, 2008 (unaudited)

	NFJ Dividend,	Nicholas-Applegate
	Interest &	Equity &
	Premium Strategy	Convertible Income
	Fund	Fund
Investment Income:
Dividends (net of foreign withholding taxes of $166,782 and $6,557, respectively)	$51,399,745	$9,144,557
Interest	4,309,227	1,740,330
Consent and other fee income	411	169
Total Investment Income	55,709,383	10,885,056
Expenses:
Investment management fees	9,865,062	2,531,744
Custodian and accounting agent fees	224,906	64,246
Shareholder communications	133,320	42,952
Excise tax fees	65,943	—
Trustees’ fees and expenses	62,312	17,836
Audit and tax services	41,314	32,396
New York Stock Exchange listing fees	36,866	10,484
Insurance expense	18,284	4,398
Transfer agent fees	13,084	12,194
Legal fees	7,544	14,196
Miscellaneous	1,000	8,190
Total expenses	10,469,635	2,738,636
Net Investment Income	45,239,748	8,146,420
Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,682,615	(21,004,921)
Call options written	43,026,437	7,706,531
Net change in unrealized appreciation/depreciation of:
Investments	(189,983,202)	(14,901,859)
Call options written	(724,928)	(2,149,462)
Net realized and change in unrealized loss on investments and call options written	(143,999,078)	(30,349,711)
Net Decrease in Net Assets Resulting from Investment Operations	$(98,759,330)	$(22,203,291)

NFJ Dividend, Interest & Premium Strategy Fund
See accompanying Notes to Financial Statements | 7.31.08 | Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report 17

NFJ Dividend, Interest & Premium Strategy Fund Nicholas-Applegate Equity & Convertible Income Fund	Statements of Changes in Net Assets

	NFJ Dividend,		Nicholas-Applegate
	Interest & Premium Strategy Fund		Equity & Convertible Income Fund
	Six Months		Six Months	For the period
	ended		ended	February 27, 2007*
	July 31, 2008	Year ended	July 31, 2008	through
	(unaudited)	January 31, 2008	(unaudited)	January 31, 2008
Investment Operations:
Net investment income	$45,239,748	$75,897,341	$8,146,420	$13,912,394
Net realized gain (loss) on investments and call options written	46,709,052	200,912,003	(13,298,390)	60,573,929
Net change in unrealized appreciation/depreciation of investments and call options written	(190,708,130)	(242,545,439)	(17,051,321)	(45,414,132)
Net increase (decrease) in net assets resulting from investment operations	(98,759,330)	34,263,905	(22,203,291)	29,072,191
Dividends and Distributions to Shareholders from:
Net investment income	—	(95,740,853)	—	(15,575,272)
Net realized gains	(99,250,542)	(116,466,258)	(25,092,212)	(22,063,047)
Total dividends and distributions to shareholders	(99,250,542)	(212,207,111)	(25,092,212)	(37,638,319)
Capital Share Transactions:
Net proceeds from the sale of common stock	—	—	—	532,412,500
Offering costs charged to paid-in capital in excess of par	—	—	—	(1,098,731)
Net increase from capital share transactions	—	—	—	531,313,769
Total increase (decrease) in net assets	(198,009,872)	(177,943,206)	(47,295,503)	522,747,641
Net Assets
Beginning of period	2,253,651,678	2,431,594,884	522,847,653	100,012
End of period (including undistributed (dividends in excess of) net investment income of $44,399,880, $(839,868), $7,897,513, and $(248,907), respectively)	$2,055,641,806	$2,253,651,678	$475,552,150	$522,847,653
Shares issued	—	—	—	22,300,000
*	Commencement of operations

NFJ Dividend, Interest & Premium Strategy Fund
18 Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.08 | See accompanying Notes to Financial Statements

NFJ Dividend, Interest & Premium Strategy Fund Nicholas-Applegate Equity & Convertible Income Fund July 31, 2008 (unaudited)	Notes to Financial Statements

1. Organization and Significant Accounting Policies

NFJ Dividend, Interest & Premium Strategy Fund and Nicholas-Applegate Equity & Convertible Income Fund, collectively referred to as the “Funds”, were organized as Massachusetts business trusts on August 20, 2003 and December 12, 2006, respectively. Prior to commencing operations on February 28, 2005 and February 27, 2007, respectively, the Funds had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies under the Investment Company Act of 1940 and the rules and regulations there under, as amended, and the sale and issuance of 4,189 shares of beneficial interest at an aggregate par of $100,012, for each fund, to Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Funds’ investment manager and is an indirect wholly-owned subsidiary of Allianz Global. Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Nicholas-Applegate Equity & Convertible Income Fund issued 20,300,000 shares of common stock in its initial public offering. An additional 2,000,000 shares were issued in connection with the underwriters’ over-allotment option. These shares were all issued at $25.00 per share before an underwriting discount of $1.125 per share. Offering costs of $1,098,731 (representing $0.0493 per share) were offset against the proceeds of the offering and over-allotment option and have been charged to paid-in capital in excess of par.

NFJ Dividend, Interest & Premium Strategy’s primary investment objective is to seek current income and gains, with a secondary objective of long-term capital appreciation. The Fund pursues its investment objectives by investing in a diversified portfolio of dividend-paying common stocks and income-producing convertible securities. The Fund will also employ a strategy of writing (selling) call options on equity indexes in an attempt to generate gains from option premiums.

Nicholas Applegate Equity & Convertible Income’s investment objective is to seek total return comprised of capital appreciation, current income and gains. The Fund pursues its objective by investing in a diversified portfolio of equity securities and income producing convertible securities. The Fund will also employ a strategy of writing (selling) call options on the equity securities held by the Fund.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been asserted. However, the Funds expect the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Fund management has determined that its evaluation of the Interpretation has resulted in no material impact to the Funds’ financial statements at July 31, 2008. Each of the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Fund Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

The following is a summary of significant accounting policies followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.08 | Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report 19

NFJ Dividend, Interest & Premium Strategy Fund Nicholas-Applegate Equity & Convertible Income Fund July 31, 2008 (unaudited)	Notes to Financial Statements

1. Organization and Significant Accounting Policies (continued)

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Funds’ investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the financial statements. Each Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Fair Value Measurements—Effective February 1, 2008, the Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the three months ended July 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For NFJ Dividend, Interest & Premium Strategy, the following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$1,538,668,774
Level 2 — Other Significant Observable Inputs	504,670,647
Level 3 — Significant Unobservable Inputs	1,966,850
Total	$2,045,306,271

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of July 31, 2008, were as follows:

Investments in Securities
Beginning balance, January 31, 2008	$2,398,425
Net purchases (sales) and settlements	(431,766)
Accrued discounts (premiums)	—
Total realized and unrealized gain (loss)	191
Transfers in and/or out of Level 3	—
Ending balance, July 31, 2008	$1,966,850

NFJ Dividend, Interest & Premium Strategy Fund
20 Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.08 |

NFJ Dividend, Interest & Premium Strategy Fund Nicholas-Applegate Equity & Convertible Income Fund July 31, 2008 (unaudited)	Notes to Financial Statements

1. Organization and Significant Accounting Policies (continued)

For Nicholas-Applegate Equity & Convertible Income, the following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$335,536,268
Level 2 — Other Significant Observable Inputs	160,714,229
Level 3 — Significant Unobservable Inputs	—
Total	$496,250,497

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on corporate bonds and notes purchased are accreted or amortized, respectively to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and may be subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer. Dividend income is recorded on the ex-dividend date.

(d) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(e) Dividends and Distributions

The Funds declare quarterly dividends and distributions from net investment income and gains from option premiums and the sale of portfolio securities. The Funds record dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(f) Call Option Transactions

The Funds employ a strategy of writing (selling) call options on equities and/or equity indexes in an attempt to generate gains from option premiums. When an option is written, the premium received is recorded as an asset with an equal liability, which is subsequently adjusted to the current market value of the option. Premiums received from writing options, which expire unexercised, are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or index option in determining whether there has been a realized gain or loss.

The Funds, as writers of call options, may have no control over whether the underlying securities or index option may be sold (called). As a result, the Funds bear the market risk of an unfavorable change in the price of the security or index underlying the written call option.

The use of derivative transactions may involve elements of both market and credit risk in excess of the amounts reflected on the Statements of Assets and Liabilities.

(g) Concentration of Risk

It is the Funds’ policy to invest a portion of their assets in convertible securities. Convertible securities generally entail less risk than its common stock but more risk than its debt obligations. However, certain of the convertible securities held by the Funds include features that render them more sensitive to price changes in the underlying securities. Such convertible securities are subject to increased risks, including risks associated with investing in derivatives.

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.08 | Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report 21

NFJ Dividend, Interest & Premium Strategy Fund Nicholas-Applegate Equity & Convertible Income Fund July 31, 2008 (unaudited)	Notes to Financial Statements

2. Investment Manager/Sub-Advisers

Each Fund has entered into Investment Management Agreements (the “Agreements”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to the Agreements, NFJ Dividend, Interest & Premium Strategy pays the Investment Manager an annual fee, payable monthly, at the annual rate of 0.90% of the Fund’s average daily total managed assets. Nicholas-Applegate Equity & Convertible Income pays the Investment Manager an annual fee, payable monthly, at the annual rate of 1.00% of the Fund’s average daily total managed assets. Total managed assets refer to the total assets of each Fund (including assets attributable to any preferred shares and borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings). The Investment Manager has retained its affiliates, NFJ Investment Group L.P (“NFJ”), Nicholas-Applegate Capital Management LLC (“NACM”), and Oppenheimer Capital LLC (“OCC”) (the “Sub-Advisers”), to manage the NFJ Dividend, Interest & Premium Strategy Fund’s equity component, convertible component and index option strategy, respectively. NACM serves as the sole sub-adviser to Nicholas-Applegate Equity & Convertible Income. Subject to the supervision of the Investment Manager, NFJ, NACM and OCC make all of NFJ Dividend, Interest & Premium Strategy’s investment decisions in connection with their respective components of the Funds’ investments. Subject to the supervision of the Investment Manager, NACM is responsible for making all of Nicholas-Applegate Equity & Convertible Income’s investment decisions. Pursuant to Sub-Advisory Agreements, the Investment Manager and the Funds, pays each of the Sub-Advisers an annual fee payable on a monthly basis.

3. Investment in Securities

For the six months ended July 31, 2008, purchases and sales of investments, other than short-term securities and U.S. government obligations were:

	NFJ Dividend, Interest & Premium Strategy	Nicholas-Applegate Equity & Convertible Income
Purchases	$528,479,908	$316,654,247
Sales	559,524,268	332,705,109

(a) Transactions in call options written for the six months ended July 31, 2008:

NFJ Dividend, Interest & Premium Strategy:	Contracts	Premiums
Options outstanding, January 31, 2008	37,100	$19,411,700
Options written	136,235	62,168,667
Options terminated in closing purchase transactions	(11,220)	(8,795,742)
Options expired	(108,715)	(50,474,725)
Options outstanding, July 31, 2008	53,400	$22,309,900

Nicholas-Applegate Equity & Convertible Income:	Contracts	Premiums
Options outstanding, January 31, 2008	32,480	$4,595,709
Options written	90,831	11,384,267
Options terminated in closing purchase transactions	(24,303)	(3,178,964)
Options expired	(80,489)	(10,349,996)
Options exercised	(835)	(89,344)
Options outstanding, July 31, 2008	17,684	$2,361,672

NFJ Dividend, Interest & Premium Strategy Fund
22 Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.08 |

NFJ Dividend, Interest & Premium Strategy Fund Nicholas-Applegate Equity & Convertible Income Fund July 31, 2008 (unaudited)	Notes to Financial Statements

4. Income Tax Information

The Funds’ cost of investments for both federal income tax purposes and financial reporting purposes is substantially the same. Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2008 were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
NFJ Dividend, Interest & Premium Strategy	$2,359,290,376	$56,717,590	$(353,593,042)	$(296,875,452)
Nicholas-Applegate Equity & Convertible Income	561,077,622	3,094,043	(67,070,938)	(63,976,895)

5. Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.) agreed to settle, without admitting or denying the allegations, claims brought by the SEC and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager, the Sub-Advisers and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing”, which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager, the Sub-Adviser, or its affiliates or related injunctions.

The Investment Manager and the Sub-Advisers believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

The foregoing speaks only as of the date hereof.

6. Appointment of New Trustee

In May 2008, the Funds’ Board of Trustees appointed Diana L. Taylor as a Trustee.

7. Subsequent Dividend Declarations

On September 12, 2008 the following quarterly dividends were declared to shareholders, payable September 26, 2008 to shareholders of record on September 22, 2008:

NFJ Dividend, Interest & Premium Strategy	$0.5250 per share
Nicholas-Applegate Equity & Convertible Income	$0.5625 per share

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.08 | Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report 23

NFJ Dividend, Interest & Premium Strategy Fund For a share outstanding throughout each period:	Financial Highlights

	Six Months ended July 31, 2008 (unaudited)		Year ended January 31,		For the Period February 28, 2005* through January 31, 2006
			2008	2007
Net asset value, beginning of period	$23.84		$25.72	$24.18	$23.88	**
Investment Operations:
Net investment income	0.48		0.80	0.75	0.70
Net realized and change in unrealized gain (loss) on investments, call options written and short sales	(1.52)		(0.44)	2.89	1.28
Total from investment operations	(1.04)		0.36	3.64	1.98
Dividends and Distributions to Shareholders from:
Net investment income	—		(1.01)	(0.73)	(0.65)
Net realized gains	(1.05)		(1.23)	(1.37)	(1.00)
Total dividends and distributions to shareholders	(1.05)		(2.24)	(2.10)	(1.65)
Capital Share Transactions:
Offering costs charged to paid-in capital in excess of par	—		—	—	(0.03)
Net asset value, end of period	$21.75		$23.84	$25.72	$24.18
Market price, end of period	$19.89		$23.26	$25.87	$22.20
Total Investment Return (1)	(10.35)%		(1.65)%	27.15%	(4.65)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$2,055,642		$2,253,652	$2,431,595	$2,285,652
Ratio of expenses to average net assets	0.96	%(2)	0.95%	0.95%	0.94	%(2)
Ratio of net investment income to average net assets	4.13	%(2)	3.13%	3.08%	3.27	%(2)
Portfolio turnover	25%		82%	69%	97%
*	Commencement of operations.
**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Annualized.

NFJ Dividend, Interest & Premium Strategy Fund
24 Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.08 | See accompanying Notes to Financial Statements

Nicholas-Applegate Equity & Convertible Income Fund For a share outstanding throughout each period:	Financial Highlights

	Six Months ended July 31, 2008 (unaudited)	For the Period February 28, 2007* through January 31, 2008
Net asset value, beginning of period	$23.44	$23.88 **
Investment Operations:
Net investment income	0.36	0.62
Net realized and unrealized gain (loss) on investments and call options written	(1.35)	0.68
Total from investment operations	(0.99)	1.30
Dividends and Distributions to Shareholders from:
Net investment income	—	(0.70)
Net realized gains	(1.13)	(0.99)
Total dividends and distributions to shareholders	(1.13)	(1.69)
Capital Share Transactions:
Offering costs charged to paid-in capital in excess of par	—	(0.05)
Net asset value, end of period	$21.32	$23.44
Market price, end of period	$18.94	$22.02
Total Investment Return (1)	(9.11)%	(5.66)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$475,552	$522,848
Ratio of expenses to average net assets (2)	1.08%	1.08%
Ratio of net investment income to average net assets (2)	3.21%	2.73%
Portfolio turnover	64%	241%
*	Commencement of operations.
**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return of a period of less than one year is not annualized.

(2)	Annualized.

NFJ Dividend, Interest & Premium Strategy Fund
See accompanying Notes to Financial Statements | 7.31.08 | Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report 25

NFJ Dividend, Interest & Premium Strategy Fund Nicholas-Applegate Equity & Convertible Income Fund July 31, 2008 (unaudited)	Annual Shareholder Meeting Results/ Proxy Voting Policies & Procedures

Annual Shareholder Meeting Results:

The Funds held their joint annual meeting of shareholders on May 21, 2008. Shareholders of NFJ Dividend, Interest & Premium Strategy voted to re-elect Robert E. Connor and John C. Maney as Trustees, as indicated below.

NFJ Dividend, Interest & Premium Strategy	Affirmative	Withheld Authority
Re-election of Robert E. Connor - Class III to serve until 2011	86,857,825	1,445,152
Re-election of John C. Maney - Class III to serve until 2011	86,939,418	1,363,559

Hans W. Kertess, Paul Belica, William B. Ogden IV, R. Peter Sullivan III and Diana L. Taylor, continue to serve as Trustees. John J. Dalessandro II served as a Class II Trustee until his death on September 14, 2008.

Shareholders of Nicholas-Applegate Equity & Convertible Income voted to elect Robert E. Connor, Hans W. Kertess and William B. Ogden IV as Trustees as indicated below.

Nicholas Applegate Equity & Convertible Income	Affirmative	Withheld Authority
Election of Robert E. Connor - Class I to serve until 2011	20,580,667	286,205
Election of Hans W. Kertess - Class I to serve until 2011	20,595,793	271,079
Election of William B. Ogden IV - Class I to serve until 2011	20,599,247	267,625

Paul Belica, John C. Maney, R. Peter Sullivan III, and Diana L. Taylor continue to serve as Trustees. John J. Dalessandro II served as a Class II Trustee until his death on September 14, 2008.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities hald dring the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Fund’s shareholder servicing agent at (888) 877-4626; (ii) on the Fund’s website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

NFJ Dividend, Interest & Premium Strategy Fund
26 Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.08 |

NFJ Dividend, Interest & Premium Strategy Fund	Matters Relating to the Trustees Consideration of the Advisory & Sub-Advisory Agreements (unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“Independent”) Trustees, voting separately, approve the Fund’s Management Agreement (the “Advisory Agreement”) with the Investment Manager and Portfolio Management Agreements (the “Sub-Advisory Agreements”, and together with the Advisory Agreements, the “Agreements”) between the Investment Manager and the Sub-Advisers. The Trustees met on June 10-11, 2008 (the “contract review meeting”) for the specific purpose of considering whether to approve the Advisory Agreement and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the Fund’s Advisory Agreement and the Sub-Advisory Agreements should be approved for a one-year period commencing July 1, 2008.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Advisers under the applicable Agreement.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Analytical Services Inc. (“Lipper Inc.”) on the total return investment performance (based on net assets) of the Fund for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives, (ii) information provided by Lipper Inc. on the Fund’s management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper Inc., (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Advisers, including institutional separate accounts and other clients, (iv) the profitability to the Investment Manager from its relationship with the Fund for the twelve months ended March 31, 2008, (v) descriptions of various functions performed by the Investment Manager and the Sub-Advisers for the Fund, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Advisers, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Fund.

The Trustees’conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are (described below), although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Advisers’ abilities to provide high quality investment management and other services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Advisers; the experience of key advisory personnel of the Sub-Advisers responsible for portfolio management of the Fund; the ability of the Investment Manager and the Sub-Advisers to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Advisers; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Fund; and conditions that might affect the Investment Manager’s or the Sub-Advisers’ ability to provide high quality services to the Fund in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Advisers’ investment process, research capabilities and philosophy were well suited to the Fund given their investment objectives and policies, and that the Investment Manager and the Sub-Advisers would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Lipper Inc., the Trustees also reviewed the Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper Inc. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.08 | Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report 27

NFJ Dividend, Interest & Premium Strategy Fund	Matters Relating to the Trustees Consideration of the Advisory & Sub-Advisory Agreements (unaudited) (continued)

In assessing the reasonableness of the Fund’s fees under the Agreements, the Trustees considered, among other information, the Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper Inc.

The Trustees specifically took note of how the Fund compared to its Lipper Inc. peers as to performance, management fee expenses and total expenses. The Trustees noted that the counsel to the Independent Trustees the Investment Manager had provided a memorandum containing comparative information on the performance and expenses information of the Fund compared to its Lipper Inc. peer categories. The Trustees noted that while the Fund is not charged a separate administration fee, it was not clear whether the peer funds in the Lipper Inc. categories were charged such a fee by its investment manager.

The Trustees noted that the Fund had outperformed its peer group’s low returns but had underperformed its peer group’s median and high returns for the one-year period ended March 31, 2008. The Trustees noted that the Fund had outperformed its peer group’s median and low returns but had underperformed its peer group’s high returns for the three-year period ended March 31, 2008. The Trustees also noted that the Fund’s expense ratio was below the high and median for its peer group and was above the low for its peer group.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and the Sub-Advisers’ responses and efforts relating to investment performance and the comparative positioning of the Fund with respect to the management fee paid to the Investment Manager.

The Trustees also considered the management fees charged by the Sub-Advisers to other clients, including institutional separate accounts with investment strategies similar to those of the Fund. Regarding the institutional separate accounts, they noted that the management fees paid by the Fund is generally higher than the fees paid by these clients of the Sub-Advisers, but were advised that the administrative burden for the Investment Manager and the Sub-Advisers with respect to the Fund is also relatively higher, due in part to the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Fund were generally higher than the fees paid by the open-end funds offered for comparison but were advised that there are additional portfolio management challenges in managing the Fund, such as meeting a regular dividend.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the profitability of the Investment Manager from its relationship with the Fund and determined that such profitability was not excessive.

The Trustees also took into account that, as closed-end investment companies, the Fund does not currently intend to raise additional assets, so the assets of the Fund will grow (if at all) only through the investment performance of the Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Fund.

After reviewing these and other factors described herein, the Trustees concluded with respect to the Fund, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Fund.

NFJ Dividend, Interest & Premium Strategy Fund
28 Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.08 |

Nicholas-Applegate Equity & Convertible Income Fund	Matters Relating to the Trustees Consideration of the Advisory & Sub- Advisory Agreements (unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“Independent”) Trustees, voting separately, approve the Fund’s Management Agreement (the “Advisory Agreement”) with the Investment Manager and Portfolio Management Agreements (the “Sub-Advisory Agreements”, and together with the Advisory Agreements, the “Agreements”) between the Investment Manager and the Sub-Advisers. The Trustees met on June 10-11, 2008 (the “contract review meeting”) for the specific purpose of considering whether to approve the Advisory Agreement and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the Fund’s Advisory Agreement and the Sub-Advisory Agreements should be approved for a one-year period commencing July 1, 2008.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Advisers under the applicable Agreement.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Analyitical Services Inc. (“Lipper Inc.”) on the total return investment performance (based on net assets) of the Fund for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives, (ii) information provided by Lipper Inc. on the Fund’s management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper Inc., (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Advisers, including institutional separate accounts and other clients, (iv) the profitability to the Investment Manager from its relationship with the Fund for the twelve months ended March 31, 2008, (v) descriptions of various functions performed by the Investment Manager and the Sub-Advisers for the Fund, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Advisers, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Fund.

The Trustees’conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are (described below), although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Advisers’ abilities to provide high quality investment management and other services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Advisers; the experience of key advisory personnel of the Sub-Advisers responsible for portfolio management of the Fund; the ability of the Investment Manager and the Sub-Advisers to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Advisers; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Fund; and conditions that might affect the Investment Manager’s or the Sub-Advisers’ ability to provide high quality services to the Fund in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Advisers’ investment process, research capabilities and philosophy were well suited to the Fund given their investment objectives and policies, and that the Investment Manager and the Sub-Advisers would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Lipper Inc., the Trustees also reviewed the Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper Inc. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.08 | Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report 29

Nicholas-Applegate Equity & Convertible Income Fund	Matters Relating to the Trustees Consideration of the Advisory & Sub- Advisory Agreements (unaudited) (continued)

In assessing the reasonableness of the Fund’s fees under the Agreements, the Trustees considered, among other information, the Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper Inc.

The Trustees specifically took note of how the Fund compared to its Lipper Inc. peers as to performance, management fee expenses and total expenses. The Trustees noted that the counsel to the Independent Trustees the Investment Manager had provided a memorandum containing comparative information on the performance and expenses information of the Fund compared to its Lipper Inc. peer categories. The Trustees noted that while the Fund is not charged a separate administration fee, it was not clear whether the peer funds in the Lipper Inc. categories were charged such a fee by its investment manager.

The Trustees noted that the Fund had outperformed its peer group’s median and low returns and was in line with its peer group’s high returns for the one-year period ended March 31, 2008. The Trustees noted that in the one-year period, the Fund’s total return was ranked first in its Lipper category of five for its asset class. The Trustees also noted that the Fund’s expense ratio was in line with the high for its peer group but was above the median and the low for its peer group.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and the Sub-Advisers’ responses and efforts relating to investment performance and the comparative positioning of the Fund with respect to the management fee paid to the Investment Manager.

The Trustees also considered the management fees charged by the Sub-Advisers to other clients, including institutional separate accounts with investment strategies similar to those of the Fund. Regarding the institutional separate accounts, they noted that the management fees paid by the Fund is generally higher than the fees paid by these clients of the Sub-Advisers, but were advised that the administrative burden for the Investment Manager and the Sub-Advisers with respect to the Fund is also relatively higher, due in part to the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Fund were generally higher than the fees paid by the open-end funds offered for comparison but were advised that there are additional portfolio management challenges in managing the Fund, such as meeting a regular dividend.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the profitability of the Investment Manager from its relationship with the Fund and determined that such profitability was not excessive.

The Trustees also took into account that, as closed-end investment companies, the Fund does not currently intend to raise additional assets, so the assets of the Fund will grow (if at all) only through the investment performance of the Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Fund.

After reviewing these and other factors described herein, the Trustees concluded with respect to the Fund, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and the Sub-Adviser to the Fund.

NFJ Dividend, Interest & Premium Strategy Fund
30 Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.08 |

Trustees and Principal Officers

Hans W. Kertess	Brian S. Shlissel
Trustee, Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
Robert E. Connor	Thomas J. Fuccillo
Trustee	Vice President, Secretary & Chief Legal Officer
John C. Maney	Scott Whisten
Trustee	Assistant Treasurer
William B. Ogden IV	Richard J. Cochran
Trustee	Assistant Treasurer
R. Peter Sullivan III	Youse E. Guia
Trustee	Chief Compliance Officer
Diana L. Taylor	William V. Healey
Trustee	Assistant Secretary
Richard H. Kirk
Assistant Secretary
Kathleen A. Chapman
Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105
Sub-Advisers
NFJ Investment Group L.P. 2100 Ross Avenue, Suite 1840
Dallas, Texas 75201
Nicholas-Applegate Capital Management LLC 600 West Broadway, 30th Floor San Diego, California 92101
Oppenheimer Capital LLC 1345 Avenue of the Americas
New York, New York 10105
Custodian & Accounting Agent
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109
Transfer Agent, Dividend Paying Agent and Registrar
PNC Global Investment Servicing P.O. Box 43027
Providence, RI 02940-3027
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP 300 Madison Avenue
New York, NY 10017
Legal Counsel
Ropes & Gray LLP One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of NFJ Dividend, Interest & Premium Strategy Fund and Nicholas-Applegate Equity & Convertible Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of its common stock in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

On June 12, 2008, the Funds submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Funds’ principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Funds’ principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Funds’ disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

      Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

      Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

      None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270-30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)	(1)	Exhibit 99.302 CERT – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)		Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nicholas-Applegate Equity & Convertible Income Fund

By /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: October 7, 2008

By /s/ Lawrence G. Altadonna
----------------------------

Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: October 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: October 7, 2008

By /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: October 7, 2008